24. Post-Employment Benefits (Details 14) - shares	Dec. 31, 2018	Dec. 31, 2017
Social Security Plan: Unified Plan
DisclosureOfPensionPlanSecuritiesLineItems [Line Items]
Debentures	0	0
Shares	5	0
Defined benefit pension plan securities	5	0
Social Security Plan: Plan III
DisclosureOfPensionPlanSecuritiesLineItems [Line Items]
Debentures	4,166	6,729
Shares	13	0
Defined benefit pension plan securities	4,179	0